CLAYMORE EXCHANGE-TRADED FUND TRUST 2
     Guggenheim Canadian Energy Income ETF (“ENY”)
Guggenheim China Real Estate ETF (“TAO”)
Guggenheim China Small Cap ETF (“HAO”)
Guggenheim Frontier Markets ETF (“FRN”)
Guggenheim International Multi-Asset Income ETF (“HGI”)
Guggenheim Shipping ETF (“SEA”)
Guggenheim Timber ETF (“CUT”)

Supplement to the currently effective Prospectus and Statement of Additional Information (the “SAI”) for the above-listed Funds:

In the subsection titled “Management” in the “Summary Information” section of the Prospectus for ENY, HAO, FRN, HGI and CUT, the second paragraph is hereby deleted and replaced with the following:

Portfolio Managers. The portfolio managers who are currently responsible for the day-to-day management of the Fund’s portfolio are Michael P. Byrum, CFA, James R. King, CFA, and Aasim Merchant, CFA. Mr. Byrum, Senior Vice President, and Mr. King, Portfolio Manager, have managed the Fund’s portfolio since December 2013. Mr. Merchant, Portfolio Analyst, has managed the Fund’s portfolio since January 2014.

In the subsection titled “Management” in the “Summary Information” section of the Prospectus for TAO and SEA, the second paragraph is hereby deleted and replaced with the following:

Portfolio Managers. The portfolio managers who are currently responsible for the day-to-day management of the Fund’s portfolio are Michael P. Byrum, CFA, James R. King, CFA, and Cindy Gao. Mr. Byrum, Senior Vice President, and Mr. King, Portfolio Manager, have managed the Fund’s portfolio since December 2013. Ms. Gao, ETF Analyst, has managed the Fund’s portfolio since January 2014.

The last subsection in the “Investment Management Services” section of the Prospectus for the above-listed Funds is hereby deleted and replaced with the following:

Portfolio Managers
The Portfolio Managers who are currently responsible for the day-to-day management of Guggenheim Canadian Energy Income ETF, Guggenheim China Small Cap ETF, Guggenheim Frontier Markets ETF, Guggenheim International Multi-Asset Income ETF and Guggenheim Timber ETF’s portfolios are Michael P. Byrum, CFA, James R. King, CFA, and Aasim Merchant, CFA. Messrs. Byrum and King have managed those Funds’ portfolios since December 2013 and Mr. Merchant has managed those Funds’ portfolios since January 2014.

The Portfolio Managers who are currently responsible for the day-to-day management of Guggenheim China Real Estate ETF and Guggenheim Shipping ETF’s portfolios are Michael P. Byrum, CFA, James R. King, CFA, and Cindy Gao. Messrs. Byrum and King have managed those Funds’ portfolios since December 2013 and Ms. Gao has managed those Funds’ portfolios since January 2014.

Mr. Byrum is a Senior Vice President of Guggenheim Investments and joined Guggenheim Investments in 1993. He has ultimate responsibility for the management of the Funds. In addition to generally overseeing all aspects of the management of several other funds in the Guggenheim Investments fund complex, Mr. Byrum reviews the activities of the portfolio managers of the Funds. During his time at Guggenheim Investments, he has played a key role in the development of the firm’s investment strategies and product offerings. As Portfolio Manager, Mr. Byrum was instrumental in the launch of several funds in the Guggenheim Investments fund complex, including the NASDAQ-100®, Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100® Strategy Funds, and helped to create the Sector Funds. He was named Vice President of Guggenheim Investments in 1998, and Executive Vice President in 2000. Prior

to joining Guggenheim Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts.

Mr. King is a Portfolio Manager of Guggenheim Investments and rejoined Guggenheim Investments in 2011 as the lead portfolio manager for exchange-traded products. In the interval between 2008 and 2011, he served as special consultant to a pair of hedge funds ventures, one focused on long-short equity and the other on market neutral statistical arbitrage. Prior to that, he served in a variety of roles for Guggenheim Investments ranging from shareholder services representative to portfolio manager and director of trading. At the time of his departure in 2008, he was director of portfolio management, overseeing a suite of trader-friendly mutual funds with nearly $15 billion in assets. Mr. King holds a bachelor’s degree in finance from the University of Maryland, and has earned the Chartered Financial Analyst designation. He has been quoted in several publications such as The Wall Street Journal, Reuters and BusinessWeek. He has also been a speaker at several industry events, discussing ETFs, trading strategies, index construction and trader-friendly mutual funds.

Mr. Merchant is a Portfolio Analyst, ETF Portfolio Management of Guggenheim Investments, and joined Guggenheim Investments in September 2010. Prior to joining Guggenheim Investments, Mr. Merchant served as an analyst at Houlihan Smith & Company from 2008-2010, where his duties included complex security valuation for various clients. Mr. Merchant received an MBA in Finance from the University of Illinois at Chicago and holds the Chartered Financial Analyst designation.

Ms. Gao is an ETF Analyst, ETF Portfolio Management of Guggenheim Investments, and joined Guggenheim Investments in December 2010. Prior to joining Guggenheim Investments, Ms. Gao served as an analyst at Blue Cross Blue Shield of Illinois from 2008-2010. Ms. Gao received a M.S. in Accounting from the University of Illinois at Chicago.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities of the Funds.

The subsections titled “Portfolio Manager,” “Other Accounts Managed by the Portfolio Manager,” “Portfolio Manager Compensation” and “Securities Ownership of the Portfolio Manager” in the “Management” section of the SAI for the above-listed Funds is hereby deleted and replaced with the following:

Portfolio Managers. Michael P. Byrum, CFA, Senior Vice President of Guggenheim Investments, James R. King, CFA, Portfolio Manager of Guggenheim Investments, and Aasim Merchant, CFA, Portfolio Analyst of Guggenheim Investments, serve as portfolio managers for Guggenheim Canadian Energy Income ETF, Guggenheim China Small Cap ETF, Guggenheim Frontier Markets ETF, Guggenheim International Multi-Asset Income ETF and Guggenheim Timber ETF and are jointly and primarily responsible for the day-to-day management of these Funds’ portfolios. Michael P. Byrum, CFA, Senior Vice President of Guggenheim Investments, James R. King, CFA, Portfolio Manager of Guggenheim Investments, and Cindy Gao, ETF Analyst of Guggenheim Investments, serve as portfolio managers for Guggenheim China Real Estate ETF and Guggenheim Shipping ETF and are jointly and primarily responsible for the day-to-day management of these Funds’ portfolios.

Other Accounts Managed by the Portfolio Managers. As of October 31, 2013, Messrs. Byrum and King managed the following other registered investment companies, pooled investment vehicles or other accounts:

Michael P. Byrum:
				TOTAL ASSETS
			NUMBER OF	IN THE
			ACCOUNTS IN	ACCOUNTS
			WHICH THE	IN WHICH THE
		TOTAL ASSETS	ADVISORY FEE	ADVISORY FEE
TYPE OF	NUMBER OF	IN THE	IS BASED ON	IS BASED ON
ACCOUNT	ACCOUNTS	ACCOUNTS	PERFORMANCE	PERFORMANCE
Registered
Investment
Companies	133	$16,981,668,194	0	$0
Other Pooled
Investment
Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

James R. King:
				TOTAL ASSETS
			NUMBER OF	IN THE
			ACCOUNTS IN	ACCOUNTS
			WHICH THE	IN WHICH THE
		TOTAL ASSETS	ADVISORY FEE	ADVISORY FEE
TYPE OF	NUMBER OF	IN THE	IS BASED ON	IS BASED ON
ACCOUNT	ACCOUNTS	ACCOUNTS	PERFORMANCE	PERFORMANCE
Registered
Investment
Companies	23	$9,637,678,287	0	$0
Other Pooled
Investment
Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

As of October 31, 2013, Mr. Merchant and Ms. Gao did not manage any registered investment companies, pooled investment vehicles or other accounts.

Although the funds in the Trust that are managed by the portfolio managers may have different investment strategies, each has an investment objective of replicating its Underlying Index. The Investment Adviser does not believe that management of the different funds of the Trust presents a material conflict of interest for the portfolio managers or the Investment Adviser.

Portfolio Manager Compensation. Each portfolio manager’s compensation consists of the following elements:

Base salary: Each portfolio manager is paid a fixed base salary by the Investment Adviser or one of its affiliates which is set at a level determined to be appropriate based upon the portfolio manager’s experience and responsibilities.

Annual bonus: Each portfolio manager is eligible for a discretionary annual bonus. There is no policy regarding, or agreement with, a portfolio manager to receive bonuses or any other compensation in connection with the performance of any of the accounts managed by the portfolio manager. Each portfolio manager also participates in benefit plans and programs generally available to all employees of the Investment Adviser or its affiliates.

Securities Ownership of the Portfolio Managers. As of October 31, 2013, the portfolio managers did not own Shares of any Fund.

This supplement supersedes the supplement dated December 18, 2013.

Claymore Exchange-Traded Fund Trust 2
2455 Corporate West Drive
Lisle, Illinois 60532

Please Retain This Supplement for Future Reference

January 28, 2014	ETFCLO-SUP6